Employee Future Benefits - Schedule of Allocation of Plan Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
2017 Target Allocation (percent)	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	CAD 3,118	CAD 2,898
Equities
Defined Benefit Plan Disclosure [Line Items]
2017 Target Allocation (percent)	48.00%
Actual Plan Asset Allocations (percent)	47.00%	50.00%
Fair value of plan assets	CAD 1,471	CAD 1,449
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2017 Target Allocation (percent)	45.00%
Actual Plan Asset Allocations (percent)	46.00%	45.00%
Fair value of plan assets	CAD 1,422	CAD 1,304
Real estate
Defined Benefit Plan Disclosure [Line Items]
2017 Target Allocation (percent)	6.00%
Actual Plan Asset Allocations (percent)	6.00%	4.00%
Fair value of plan assets	CAD 181	CAD 116
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	CAD 22	CAD 10
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2017 Target Allocation (percent)	1.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	CAD 22	CAD 19
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	663	637
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	522	507
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133	124
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	6
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,265	2,148
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	949	942
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,289	1,180
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	13
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	13
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	190	113	CAD 107
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168	103
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	10
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	CAD 0	CAD 0